Basis of preparation and significant changes in the current reporting period - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Basis of Preparation and Accounting Policies [Abstract]
Reconciliation net result effect of adjustment after tax EU IAS 39 carve-out	€ 786	€ 1,099	€ 1,099